Unaudited Interim Condensed Consolidated Statements of Comprehensive Income/ (Loss) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Income Statement [Abstract]
Net income	$ 90,194	$ 370,510
Other comprehensive income / (loss):
Unrealized gain / (loss) from hedging interest rate swaps recognized in Other comprehensive income/(loss) before reclassifications	3,502	19,280
Less:
Reclassification adjustments of interest rate swap gain/(loss) (Note 13)	(14,412)	(633)
Other comprehensive income / (loss)	(10,910)	18,647
Total comprehensive income	$ 79,284	$ 389,157